Request for Extension of Scheduled Termination Date

and Agreement to Extend, dated as of June 1, 2019

1.    In accordance with Section 2.02 of the Variable Rate Demand Preferred Shares (VRDP) Fee Agreement, dated as of June 14, 2018 (the “VRDP Fee Agreement”), between Invesco Senior Income Trust, as issuer (the “Fund”), and Barclays Bank PLC, as Liquidity Provider (the “Liquidity Provider”) and Section 2.03 of the VRDP Shares Purchase Agreement, dated as of June 14, 2018 (the “VRDP Purchase Agreement”), between Deutsche Bank Trust Company Americas, as Tender and Paying Agent, and Barclays Bank PLC, as Liquidity Provider, with respect to the 1,250 Series W-7 Variable Rate Demand Preferred Shares (“W-7 VRDP Shares”) of the Fund, the Fund hereby requests an extension of the Scheduled Termination Date of the VRDP Fee Agreement and the VRDP Purchase Agreement to June 1, 2020, effective upon, and subject to acceptance of this request by the Liquidity Provider, as evidenced by (i) the Fund delivering to the Liquidity Provider a copy hereof signed by the Fund and (ii) the Liquidity Provider signing and returning to the Fund a copy hereof, whereupon this request for extension and agreement to extend (this “Agreement”) shall be a binding agreement of the parties hereto, and the extension of both the VRDP Fee Agreement and the VRDP Purchase Agreement shall become effective without further action by any party.

2.    Upon effectiveness of the extension of the Scheduled Termination Date of the VRDP Fee Agreement to June 1, 2020, the Scheduled Termination Date of the VRDP Purchase Agreement shall automatically be extended to June 1, 2020. The Fund will send a copy of the fully executed Agreement to the Tender and Paying Agent for its acknowledgement, with instructions to send a notice of the extension to the Holders of the W-7 VRDP Shares (with a copy to Beneficial Owners to the extent provided in the Tender and Paying Agent Agreement).

3.    Capitalized terms used herein that are not otherwise defined shall have the meanings assigned to them in the VRDP Fee Agreement.

4.    This Agreement shall be construed in accordance with and governed by the laws of the State of New York, without regard to conflict of laws principles that would require the application of the laws of another jurisdiction.

5.    A copy of the Declaration of Trust is on file with the Secretary of the State of Delaware. This Agreement has been executed on behalf of the Fund by an officer of the Fund in such capacity and not individually and the obligations of the Fund under this Agreement and the VRDP Fee Agreement are not binding upon such officer, any of the trustees or the shareholders individually but are binding only upon the assets and property of the Fund.

6.    This Agreement may be executed in several counterparts, each of which shall be regarded as an original and all of which shall constitute one and the same document.

INVESCO SENIOR INCOME TRUST, as issuer

By:	/s/ Amanda M. Roberts
	Name:	Amanda M. Roberts
	Title:	Assistant Secretary

BARCLAYS BANK PLC, as Liquidity Provider

By:
Name:
Title:

(the foregoing signature evidencing binding acceptance of the extension request set forth above)

Acknowledged by:

DEUTSCHE BANK TRUST COMPANY AMERICAS, as Tender and Paying Agent

By:	/s/ Kathryn Fischer
	Name:	Kathryn Fischer
	Title:	Vice President

INVESCO SENIOR INCOME TRUST, as issuer

By:	/s/ Amanda M. Roberts
	Name:	Amanda M. Roberts
	Title:	Assistant Secretary

BARCLAYS BANK PLC, as Liquidity Provider

By:	/s/ Yideng Jiang
	Name:	Yideng Jiang
	Title:	Managing Director

(the foregoing signature evidencing binding acceptance of the extension request set forth above)

Acknowledged by:

DEUTSCHE BANK TRUST COMPANY AMERICAS, as Tender and Paying Agent

By:
Name:
Title:

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